Interest (Expense) Income, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Interest Expenses [Abstract]
Summary of Interest expense, net
Interest expense, net consisted of the following for the years ended December 31, 2020 and 2019:

($ in thousands)	2020	2019
Interest expense – leases	$(20,375)	$(7,078)
Interest expense – notes and loans payable	(14,353)	—
Accretion of debt discount and amortization of deferred financing fees	(6,139)	—
Other interest expense	(40)	(2,380)
Interest income	1,414	1,583

Total Interest expense, net	$(39,493)	$(7,875)